Subsequent Events (Details Narrative) - USD ($)											2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 26, 2026	Mar. 23, 2026	Mar. 17, 2026	Feb. 13, 2026	Jan. 12, 2026	Jan. 01, 2026	Dec. 15, 2025	Oct. 13, 2025	Oct. 06, 2025	Mar. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Feb. 05, 2024
Subsequent Event [Line Items]
Aggregate principal amount															$ 4,500,000
Shares issued to GEM													$ 329,996	$ 784,943
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Units, Vested													200,954
Subsequent Event [Member]
Subsequent Event [Line Items]
Asset acquisition, increase in revenue			$ 15,000,000
Subsequent Event [Member] | At the Market Offering [Member]
Subsequent Event [Line Items]
Share issued							2,100,000
Net proceeds from issuance							$ 2,700,000
Subsequent Event [Member] | January 1800 Diagonal Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount						$ 296,000
Debt maturity date						Oct. 15, 2026
Interet rate						14.00%
Proceeds from issuance of debt						$ 250,000
Subsequent Event [Member] | March 1800 Diagonal Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount				$ 180,000
Debt maturity date				Dec. 15, 2026
Interet rate				14.00%
Proceeds from issuance of debt				$ 157,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Units, Vested	684,000
March Agile Note [Member]
Subsequent Event [Line Items]
Outstanding principal balance								$ 1,839,432
March Agile Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Outstanding principal balance											$ 1,300,000
Private Placement Notes [Member]
Subsequent Event [Line Items]
Aggregate principal amount													$ 6,900,000
Proceeds from issuance of secured debt													$ 5,497,909
Private Placement Notes [Member] | Subsequent Event [Member] | 3i, LP [Member] | February Note [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, original issue percentage					10.00%
Interet rate					10.00%
Private Placement Notes [Member] | Subsequent Event [Member] | Purchase Agreement [Member] | 3i, LP [Member] | February Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount					$ 2,333,333
Debt instrument conversion price per share					$ 1.11
Debt maturity date					Feb. 13, 2027
Proceeds from issuance of secured debt					$ 1,600,000
Debt instrument, maturity from date of issuance					12 months
Minimum percentage of outstanding common stock, buyer hold					4.99%
Maximum percentage of outstanding common stock, buyer hold					9.99%
Floor price					$ 0.254
Private Placement Notes [Member] | Subsequent Event [Member] | Purchase Agreement [Member] | 3i, LP [Member] | February Warrants [Member]
Subsequent Event [Line Items]
Warrant initial exercise price					$ 2.50
Private Placement Notes [Member] | Subsequent Event [Member] | Purchase Agreement [Member] | 3i, LP [Member] | February Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants issued					420,000
Common Class A [Member] | Yorkville Advisors Global, LP [Member]
Subsequent Event [Line Items]
Common stock shares issued									65,000	115,000
Aggregate gross proceeds from offering									$ 191,477	$ 354,074
Common Class A [Member] | Subsequent Event [Member] | At the Market Offering [Member]
Subsequent Event [Line Items]
Shares issued to GEM		$ 1,500,000
Common Class A [Member] | Subsequent Event [Member] | Yorkville Advisors Global, LP [Member]
Subsequent Event [Line Items]
Common stock shares issued												635,000
Consideration received on transaction												$ 700,000
Aggregate gross proceeds from offering												$ 670,000
Common Class A [Member] | Subsequent Event [Member] | August October and February 3I Note [Member] | 3i, LP [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share	$ 1.10						$ 0.83					$ 1.10
Debt outstanding converted to common stock												2,900,000
Outstanding principal amount	$ 2,700,000											$ 2,700,000
Common Class A [Member] | Subsequent Event [Member] | July and September 1800 Diagonal Note [Member]
Subsequent Event [Line Items]
Debt instrument conversion price per share	$ 0.930						$ 0.825					$ 0.930
Debt outstanding converted to common stock												476,000
Outstanding principal amount	$ 392,000											$ 392,000
Common Class A [Member] | March Agile Note [Member]
Subsequent Event [Line Items]
Aggregate share issued								232,786
Aggregate reductions of in outstanding balance debt								$ 284,000
Common Class A [Member] | March Agile Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate share issued											586,000
Aggregate reductions of in outstanding balance debt											$ 660,000
Common Class B [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued to CEO	376,884
Common Class B [Member] | Subsequent Event [Member] | Bonus Payment [Member]
Subsequent Event [Line Items]
Shares issued to CEO	125,628
Common Class B [Member] | Subsequent Event [Member] | Achieving Market Capitalization Threshold [Member]
Subsequent Event [Line Items]
Shares issued to CEO	251,256